Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000254728 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254728 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254728 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254728 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000254728 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254728 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254728 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254728 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254728 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254728 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254728 | Consumer Discretionary023135106
Holdings [Line Items]
Percent of Total Investments	90.20%
C000254728 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	9.80%
C000254728 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254728 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254728 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000254728 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254728 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000254728 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000254728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000254728 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000254728 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000254728 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000232649 | 369604301 | General Electric Company
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232649 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232649 | 235851102 | Danaher Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232649 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232649 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232649 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000232649 | 084670108 | Berkshire Hathaway, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232649 | 48251W104 | KKR & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232649 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232649 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232649 | Cash & Equivalent38141W273
Holdings [Line Items]
Percent of Total Investments	7.90%
C000232649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000232649 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000232649 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000232649 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000232649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000232649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000232649 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000232649 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	92.10%